Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Lease Expense

Operating right-of-use assets are summarized below.

	As of March 31, 2026	As of March 9, 2026	As of December 31, 2025
Office and Plane Leases	$—	$752,101	$725,501
Less accumulated amortization	—	(227,553)	(139,191)
Right-of-use asset, net	$—	$524,548	$586,310

Operating lease liabilities are summarized below

	As of March 31, 2026	As of March 9, 2026	As of December 31, 2025
Office and Plane Leases	$—	$507,910	$567,423
Less: current portion	—	(337,667)	(331,137)
Long term portion	$—	$170,243	$236,286
The components of the lease expense were as follows:
	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025
Operating lease cost	$67,077	$18,519
Short term lease cost	-	-
Total net lease cost	$67,077	$18,519

Operating right-of-use assets are summarized below.

	As of December 31, 2025	As of December 31, 2024
Office and Plane Leases	$725,501	$2,243,971
Less accumulated amortization	(139,191)	(610,764)
Right-of-use asset, net	$586,310	$1,633,207

Operating lease liabilities are summarized below

	Year Ended December 31, 2025	Year Ended December 31, 2024
Office and Plane Leases	$567,423	$1,822,053
Less: current portion	331,137	(547,439)
Long term portion	$236,286	$1,274,614

The components of the lease expense were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operating lease cost	$162,862	$488,047
Short term lease cost	108,800	-
Total lease cost	$271,662	$488,047

Supplemental cash flow and other information related to leases was as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$162,862	$323,292
Weighted average remaining lease term (in years):	1.69	6.25
Weighted average discount rate:	6.25%	12.50%

Schedule of Future Minimum Payments

Total future minimum payments required under the lease as of December 31, are as follows:

For the Twelve Months Ended December 31,	Operating Leases
2026	$355,117
2027	237,666
Total	592,783
Less imputed interest	(25,360)
PV of Payments	$567,423